Financial Risk Management and Fair Values of Financial Instruments - Summary of Natures of Assets and Liabilities (Detail) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)	USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	$ 185,828	$ 6,071
Foreign partnership interest [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	11,471		$ 375
Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	174,357		$ 5,696
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	185,828
Level 3 [member] | Foreign partnership interest [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	11,471
Level 3 [member] | Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 174,357